INCOME TAXES (Tables)	12 Months Ended
Jun. 27, 2012
Provision For Income Taxes From Continuing Operations

The provision for income taxes from continuing operations consists of the following (in thousands):

	2012	2011	2010
Current income tax expense:
Federal	$27,707	$16,596	$36,493
State	7,056	1,694	9,055
Foreign	5,098	2,046	1,904

Total current income tax expense	39,861	20,336	47,452

Deferred income tax expense (benefit):
Federal	16,520	20,507	(15,773)
State	1,196	1,426	(3,415)

Total deferred income tax expense (benefit)	17,716	21,933	(19,188)

	$57,577	$42,269	$28,264

Reconciliation Between Reported Provision for Income Taxes And Amount Computed By Statutory Federal Income Tax Rate

Federal income tax rate of 35% to income before provision for income taxes is as follows (in thousands):

	2012	2011	2010
Income tax expense at statutory rate	$73,083	$64,165	$46,196
FICA tax credit	(16,609)	(15,779)	(16,625)
State income taxes, net of Federal benefit	4,750	(316)	1,711
Other	(3,647)	(5,801)	(3,018)

	$57,577	$42,269	$28,264

Deferred Income Tax Assets And Liabilities

The income tax effects of temporary differences that give rise to significant portions of deferred income tax assets and liabilities as of June 27, 2012 and June 29, 2011 are as follows (in thousands):

	2012	2011
Deferred income tax assets:
Leasing transactions	$41,393	$41,603
Stock-based compensation	12,577	15,320
Restructure charges and impairments	3,231	4,962
Insurance reserves	19,425	23,636
Employee benefit plans	577	591
Gift cards	11,296	9,369
Other, net	10,294	10,296

Total deferred income tax assets	98,793	105,777

Deferred income tax liabilities:
Prepaid expenses	14,306	13,448
Goodwill and other amortization	23,879	22,297
Depreciation and capitalized interest on property and equipment	33,617	24,672
Other, net	3,842	3,471

Total deferred income tax liabilities	75,644	63,888

Net deferred income tax asset	$23,149	$41,889

Reconciliation Of Unrecognized Tax Benefits

A reconciliation of unrecognized tax benefits for the fiscal years ended June 27, 2012 and June 29, 2011 are as follows (in thousands):

	2012	2011
Balance at beginning of year	$9,142	$18,850
Additions based on tax positions related to the current year	927	1,199
Additions based on tax positions related to prior years	260	188
Settlements with tax authorities	0	(5,387)
Expiration of statute of limitations	(2,993)	(5,708)

Balance at end of year	$7,336	$9,142